Accrued Maintenance Liability (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability at beginning of period	$ 466,293	$ 421,830
ILFC Transaction	2,575,118
GFL Transaction	(88,523)
Maintenance payments received	561,558	100,708
Maintenance payments reimbursed	(286,041)	(56,909)
Release to income	(92,296)	(13,479)
Lessor contribution and top ups	5,570	14,143
Interest accretion	52,686
Accrued maintenance liability at end of period	$ 3,194,365	$ 466,293